Investment Portfolioas of December 31, 2023 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 99.7%
Communication Services 7.6%
Entertainment 1.0%
Spotify Technology SA*	222,547	41,818,807
Interactive Media & Services 5.5%
Alphabet, Inc. "A"*	157,914	22,059,007
Alphabet, Inc. "C"*	909,968	128,241,790
Meta Platforms, Inc. "A"*	220,277	77,969,247
		228,270,044
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.	282,408	45,278,474
Consumer Discretionary 12.5%
Automobiles 0.8%
Tesla, Inc.*	57,668	14,329,345
Thor Industries, Inc.	164,570	19,460,402
		33,789,747
Broadline Retail 4.0%
Amazon.com, Inc.*	770,276	117,035,735
Macy's, Inc.	2,453,440	49,363,213
		166,398,948
Distributors 0.3%
Genuine Parts Co.	98,610	13,657,485
Diversified Consumer Services 0.3%
ADT, Inc.	1,896,402	12,933,462
Hotels, Restaurants & Leisure 2.5%
DraftKings, Inc. "A"*	1,004,825	35,420,081
Hilton Worldwide Holdings, Inc.	202,876	36,941,691
Hyatt Hotels Corp. "A"	221,133	28,837,955
		101,199,727
Household Durables 1.0%
PulteGroup, Inc.	174,674	18,029,850
Whirlpool Corp.	195,399	23,793,736
		41,823,586
Leisure Products 0.9%
Brunswick Corp.	226,608	21,924,324
Hasbro, Inc.	298,753	15,254,328
		37,178,652
Specialty Retail 0.5%
Bath & Body Works, Inc.	449,402	19,396,190
Textiles, Apparel & Luxury Goods 2.2%
Deckers Outdoor Corp.*	44,915	30,022,534

Lululemon Athletica, Inc.*	35,720	18,263,279
PVH Corp.	350,862	42,847,267
		91,133,080
Consumer Staples 6.1%
Beverages 2.6%
Coca-Cola Co.	700,490	41,279,876
Constellation Brands, Inc. "A"	193,510	46,781,042
Molson Coors Beverage Co. "B"	307,632	18,830,155
		106,891,073
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	212,484	33,498,103
Household Products 1.1%
Church & Dwight Co., Inc.	478,235	45,221,902
Personal Care Products 1.2%
Coty, Inc. "A"*	3,921,417	48,703,999
Tobacco 0.4%
Philip Morris International, Inc.	203,978	19,190,250
Energy 3.8%
Energy Equipment & Services 0.9%
Schlumberger NV	691,176	35,968,799
Oil, Gas & Consumable Fuels 2.9%
Cheniere Energy, Inc.	270,706	46,212,221
HF Sinclair Corp.	1,349,020	74,965,042
		121,177,263
Financials 12.2%
Banks 4.4%
Bank of America Corp.	760,461	25,604,722
JPMorgan Chase & Co.	666,144	113,311,094
Wells Fargo & Co.	899,590	44,277,820
		183,193,636
Capital Markets 2.9%
Ameriprise Financial, Inc.	130,527	49,578,071
LPL Financial Holdings, Inc.	126,065	28,694,915
MSCI, Inc.	40,126	22,697,272
S&P Global, Inc.	43,935	19,354,246
		120,324,504
Financial Services 3.3%
Apollo Global Management, Inc.	293,407	27,342,598
Mastercard, Inc. "A"	41,035	17,501,838
Visa, Inc. "A"	342,566	89,187,058
		134,031,494
Insurance 1.6%
Aflac, Inc.	223,029	18,399,892
Cincinnati Financial Corp.	180,924	18,718,397
Marsh & McLennan Companies, Inc.	156,265	29,607,530
		66,725,819

Health Care 12.1%
Biotechnology 2.8%
AbbVie, Inc.	346,249	53,658,208
Amgen, Inc.	210,626	60,664,500
		114,322,708
Health Care Equipment & Supplies 2.2%
Becton Dickinson & Co.	132,412	32,286,018
Medtronic PLC	232,641	19,164,966
Stryker Corp.	70,325	21,059,524
Zimmer Biomet Holdings, Inc.	137,440	16,726,448
		89,236,956
Health Care Providers & Services 4.2%
Centene Corp.*	690,009	51,205,568
Cigna Group	118,696	35,543,517
CVS Health Corp.	196,656	15,527,958
Elevance Health, Inc.	115,423	54,428,870
HCA Healthcare, Inc.	61,715	16,705,016
		173,410,929
Life Sciences Tools & Services 0.3%
Danaher Corp.	62,054	14,355,572
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	627,753	32,210,007
Johnson & Johnson	258,337	40,491,741
Merck & Co., Inc.	157,839	17,207,608
Viatris, Inc.	1,793,898	19,427,915
		109,337,271
Industrials 10.6%
Aerospace & Defense 3.1%
Curtiss-Wright Corp.	92,316	20,567,082
Lockheed Martin Corp.	148,337	67,232,262
Textron, Inc.	224,600	18,062,332
TransDigm Group, Inc.	20,691	20,931,015
		126,792,691
Building Products 1.4%
Owens Corning	405,752	60,144,619
Commercial Services & Supplies 1.8%
Veralto Corp.	132,073	10,864,325
Waste Management, Inc.	354,292	63,453,697
		74,318,022
Electrical Equipment 0.9%
Emerson Electric Co.	175,621	17,093,192
Sunrun, Inc.*	930,917	18,273,901
		35,367,093
Machinery 2.5%
Caterpillar, Inc.	249,972	73,909,221
PACCAR, Inc.	319,833	31,231,693
		105,140,914

Professional Services 0.9%
Automatic Data Processing, Inc.	86,094	20,057,319
Verisk Analytics, Inc.	69,214	16,532,456
		36,589,775
Information Technology 27.4%
Communications Equipment 0.6%
Cisco Systems, Inc.	433,348	21,892,741
IT Services 0.5%
Accenture PLC "A"	59,072	20,728,956
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc.*	322,914	47,600,753
Intel Corp.	857,150	43,071,787
Lam Research Corp.	50,005	39,166,916
NVIDIA Corp.	164,157	81,293,830
QUALCOMM, Inc.	443,519	64,146,153
		275,279,439
Software 11.3%
Adobe, Inc.*	44,276	26,415,062
Microsoft Corp.	911,155	342,630,726
Oracle Corp.	748,113	78,873,554
Synopsys, Inc.*	38,716	19,935,255
		467,854,597
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	1,785,981	343,854,922
Materials 2.6%
Chemicals 1.3%
Corteva, Inc.	373,789	17,911,969
DuPont de Nemours, Inc.	161,244	12,404,501
Linde PLC	58,609	24,071,302
		54,387,772
Containers & Packaging 0.4%
AptarGroup, Inc.	141,777	17,526,473
Metals & Mining 0.9%
Nucor Corp.	121,185	21,091,037
United States Steel Corp.	276,280	13,441,022
		34,532,059
Real Estate 2.7%
Health Care REITs 0.2%
Medical Properties Trust, Inc. (a)	1,981,875	9,731,006
Industrial REITs 1.1%
Prologis, Inc.	324,690	43,281,177
Residential REITs 0.9%
AvalonBay Communities, Inc.	187,291	35,064,621
Specialized REITs 0.5%
Iron Mountain, Inc.	304,055	21,277,769

Utilities 2.1%
Electric Utilities 0.8%
FirstEnergy Corp.	386,821	14,180,858
NRG Energy, Inc.	385,569	19,933,917
		34,114,775
Multi-Utilities 0.5%
WEC Energy Group, Inc.	224,420	18,889,432
Water Utilities 0.8%
American Water Works Co., Inc.	237,867	31,396,065
Total Common Stocks (Cost $2,554,814,351)		4,116,633,398

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (b) (c) (Cost $9,769,200)	9,769,200	9,769,200

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 5.38% (b) (Cost $16,014,514)	16,014,514	16,014,514

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,580,598,065)	100.3	4,142,417,112
Other Assets and Liabilities, Net	(0.3)	(11,657,477)
Net Assets	100.0	4,130,759,635
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (b) (c)
10,955,450	—	1,186,250 (d)	—	—	4,917	—	9,769,200	9,769,200
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 5.38% (b)
31,212,263	62,540,649	77,738,398	—	—	316,341	—	16,014,514	16,014,514
42,167,713	62,540,649	78,924,648	—	—	321,258	—	25,783,714	25,783,714

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2023 amounted to $9,136,528, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2023.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,116,633,398	$—	$—	$4,116,633,398
Short-Term Investments (a)	25,783,714	—	—	25,783,714
Total	$4,142,417,112	$—	$—	$4,142,417,112

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEF-PH1
R-080548-2 (1/25)